SHARE CAPITAL AND RESERVES (Details 2) - $ / shares	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023
SHARE CAPITAL AND RESERVES
Number of Outstanding Options, beginning	4,200,000	995,700
Number of Options granted		3,204,300
Number of Outstanding Options, Ending	4,200,000	4,200,000
Weighted average exercise price Option, beginning		$ 0.20
Weighted average exercise price granted	$ 0.20	$ 0.20
Weighted average exercise price Option, Ending	$ 0.20